Note 2 - Cash, Cash Equivalents and Short Term Investments (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	06-30-2016	12-31-2015
Total cash and cash equivalents	20,940	13,578
Short term investments	1,000	1,000
Total cash and cash equivalent and short term investments	21,940	14,578